SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

2016	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$560,713	$106,402	$117,700	$25,565	$810,380
Costs and expenses	(528,916)	(164,543)	(162,404)	(13,352)	(869,215)
Other expense	--	--	--	(6,414)	(6,414)
	$31,797	$(58,141)	$(44,704)	$5,799	(65,249)
Corporate expenses					(14,381,845)
				Net loss	$(14,447,094)

2015	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$503,703	$9,494	$52,295	$27,825	$593,317
Costs and expenses	(521,099)	(28,328)	(63,519)	(3,157)	(616,103)
Other expense	--	--	--	(3,385)	(3,385)
	$(17,396)	$(18,834)	$(11,224)	$21,283	(26,171)
Corporate expenses					(1,672,064)
				Net loss	$(1,698,235)

2016	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$1,599,907	$222,541	$288,588	$93,398	$2,204,434
Costs and expenses	(1,604,932)	(325,640)	(345,967)	(36,731)	(2,313,270)
Other expense	--	--	--	(10,876)	(10,876)
	$(5,025)	$(103,099)	$(57,379)	$45,791	(119,712)
Corporate expenses					(16,852,085)
				Net loss	$(16,971,797)

2015	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$897,807	$34,861	$52,295	$92,413	$1,077,376
Costs and expenses	(929,421)	(112,919)	(63,519)	(24,880)	(1,130,739)
Other expense	--	--	--	(9,200)	(9,200)
	$(31,614)	$(78,058)	$(11,224)	$58,333	(62,563)
Corporate expenses					(6,813,387)
				Net loss	$(6,875,950)

2015	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues	$1,490,832	$60,564	$110,800	$100,782	$1,762,978
Costs and expenses	(1,611,201)	(248,646)	(162,428)	(32,051)	(2,054,326)
Interest expense	--	--	--	(44,166)	(44,166)
	$(120,369)	$(188,082)	$(51,628)	$24,565	(335,514)
Corporate expenses					(8,450,763)
				Net loss	$(8,786,277)

2014	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues	$--	$85,147	$40,000	$115,059	$240,206
Costs and expenses	--	(125,489)	(30)	(33,008)	(158,527)
Interest expense	--	--	--	(15,961)	(15,961)
	$--	$(40,342)	$39,970	$66,090	65,718
Corporate expenses					(6,995,857)
				Net loss	$(6,930,139)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

Total assets	September 30, 2016	December 31, 2015
Security and Cash Management	$110,127	$132,314
Marketing and Products	57,999	127,345
Consulting and Advisory	125,497	22,268
Finance and Real Estate	1,247,281	431,639
Corporate	3,034,077	2,969,145
	$4,574,981	$3,682,711

	December 31,
Total assets	2015	2014
Security and Cash Management Services	$132,314	$--
Marketing and Products	127,345	72,312
Consulting and Advisory	22,268	--
Finance and Real Estate	431,639	443,987
Corporate	2,969,145	1,550,765
	$3,682,711	$2,067,064